UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2009

Date of reporting period:	January 31, 2009

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.    Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the fiscal year ended January 31, 2009 is attached hereto.

Item 2.    Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its President and Treasurer (“Code of Ethics for Executive Officers”).

(b) No response required.

(c) The Registrant has not made any amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2009.

(d) The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2009.

(e) Not applicable.

(f) A copy of the Code of Ethics for Executive Officers, dated March 3, 2004, is filed as an exhibit pursuant to Item 12(a)(1). The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Fund’s Shareholder Service Office at (800) 531-5142.

Item 3.    Audit Committee Financial Expert.

The Registrant’s Board of Directors (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to add a director to the Board who qualifies as an ACFE, given that the financial statements and accounting principles applying to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4.    Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $76,000 and $72,000 for the fiscal years ended January 31, 2009 and January 31, 2008, respectively.

(b) Audit-Related Fees. During the fiscal year ended January 31, 2009, $15,000 in fees were billed by the Registrant’s principal accountant for performing agreed-upon procedures relating to a physical inventory of the Registrant’s precious metals holdings. These fees were for assurance and related services, were reasonably related to the performance of the audit of the Registrant’s financial statements, and were not reported under paragraph (a) of this Item.  There were no fees billed for the fiscal year ended January 31, 2008 for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements, and that were not reported under paragraph (a) of this Item.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice, and tax planning, were $11,000 and $10,000 for the fiscal years ended January 31, 2009 and January 31, 2008, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d) All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2009 and January 31, 2008, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, dated May 1, 2003, as amended September 4, 2008, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services for an affiliate of the Fund where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended (“Exchange Act”), and any applicable rules thereunder, that were not pre-approved by the Committee, shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2) None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g) The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $26,000 and $10,000 for the fiscal years ended January 31, 2009 and January 31, 2008, respectively.  There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h) Not applicable to the Registrant as no non-audit services were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.    Investments.

Included in Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the fiscal year ended January 31, 2009.

Item 11.    Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Registrant.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: April 21, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: April 21, 2009

   /s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: April 21, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds, Inc. (“Fund,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2009, the results of their operations, changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
March 17, 2009

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2009

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $627,564,367; $—; $— and $—, respectively)	$762,249,207	$—	$—	$—
Silver assets (identified cost $195,408,254; $—; $— and $—, respectively)	181,828,858	—	—	—
Swiss franc deposits (identified cost $886,782; $—; $— and $—, respectively)	848,379	—	—	—
	944,926,444	—	—	—
Swiss franc bonds	325,624,881	—	—	—
Stocks of United States and foreign real estate and natural resource companies	473,070,763	—	—	—
Aggressive growth stock investments	497,682,300	—	—	13,996,550
Corporate bonds	19,398,918	—	13,186,079	—
United States Treasury securities	955,069,537	82,945,820	918,774	—
Total investments (identified cost $3,582,052,113;
$82,918,588; $14,113,560 and $11,922,685, respectively)	3,215,772,843	82,945,820	14,104,853	13,996,550

Cash	—	5,363	29,144	—
Accounts receivable for shares of the portfolio sold	10,507,946	437,475	117,400	6,000
Accrued interest, dividends and foreign taxes receivable	23,392,677	1,060,437	223,647	17,670
Total assets	3,249,673,466	84,449,095	14,475,044	14,020,220

LIABILITIES
Bank overdraft	192,885	—	—	16,078
Accounts payable for investments purchased	17,114,175	—	594,138	—
Accounts payable for shares of the portfolio redeemed	6,149,029	31,681	36,643	2,750
Accrued investment advisory fee	2,200,695	49,955	9,078	14,934
Accrued directors’ and officers’ fees and expenses	17,450	342	72	126
Accrued excise tax	980,000	20,000	8,000	—
Accrued legal expense	1,940	38	8	14
Total liabilities	26,656,174	102,016	647,939	33,902
Net assets applicable to outstanding shares	$3,223,017,292	$84,347,079	$13,827,105	$13,986,318

NET ASSETS
Capital stock – par value $.001 per share:
Authorized – 250,000,000; 100,000,000; 25,000,000 and 50,000,000 shares, respectively	$102,083	$1,232	$233	$474
Outstanding – 102,082,971; 1,232,478; 232,819 and 473,642 shares, respectively
Paid-in capital	3,560,266,010	83,844,342	13,606,408	11,937,974
	3,560,368,093	83,845,574	13,606,641	11,938,448
Undistributed net investment income (Note 1)	30,057,441	472,381	330,085	—
Accumulated net realized gain (loss) on investments	(692,753)	1,892	(100,914)	(25,995)
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	(366,279,270)	27,232	(8,707)	2,073,865
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	(436,219)	—	—	—
Net assets applicable to outstanding shares	$3,223,017,292	$84,347,079	$13,827,105	$13,986,318

Net asset value per share	$31.57	$68.44	$59.39	$29.53

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Year ended January 31, 2009

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income (Note 1):
Interest	$42,085,480	$958,546	$432,765	$188
Dividends	24,623,426	—	—	277,950
Other income	28,691	—	—	—
	66,737,597	958,546	432,765	278,138

Expenses (Note 3):
Investment advisory fee	24,509,872	740,668	136,642	259,827
Directors’ fees and expenses	250,816	4,619	972	1,702
Officers’ salary expense	228,228	4,471	941	1,647
Excise tax	980,000	20,000	8,000	—
Legal expense	48,611	929	196	342
Total expenses	26,017,527	770,687	146,751	263,518
Less waiver of investment advisory fee	—	(311,860)	(43,150)	—
Net expenses	26,017,527	458,827	103,601	263,518

Net investment income before foreign income taxes deducted at source	40,720,070	499,719	329,164	14,620

Less foreign income taxes deducted at source, net of refundable taxes	59,722	—	—	—

Net investment income	40,660,348	499,719	329,164	14,620

Net realized and unrealized gain (loss) on investments
and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
Investments in securities	(667,753)	17,160	(13,207)	793,016
Investments other than securities	(25,000)	—	—	—
Foreign currency transactions	(1,975,990)	—	—	—
	(2,668,743)	17,160	(13,207)	793,016

Change in unrealized appreciation (depreciation) of:
Investments	(624,037,201)	(84,955)	(78,102)	(10,858,598)
Translation of assets and liabilities in foreign currencies	(995,186)	—	—	—

Net realized and unrealized gain (loss) on investments
and foreign currency	(627,701,130)	(67,795)	(91,309)	(10,065,582)
Net increase (decrease) in net assets resulting
from operations	$(587,040,782)	$431,924	$237,855	$(10,050,962)

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio		Treasury Bill Portfolio
	Year ended	Year ended	Year ended	Year ended
	January 31, 2009	January 31, 2008	January 31, 2009	January 31, 2008

Operations:
Net investment income (loss)	$40,660,348	$15,010,707	$499,719	$1,682,963
Net realized gain (loss) on investments in securities	(667,753)	9,735,267	17,160	975
Net realized loss on investments other than securities	(25,000)	—	—	—
Net realized gain (loss) on foreign currency transactions	(1,975,990)	1,940,486	—	—
Change in unrealized appreciation (depreciation) of investments	(624,037,201)	126,783,025	(84,955)	131,271
Change in unrealized appreciation (depreciation) on translation of
assets and liabilities in foreign currencies	(995,186)	561,407	—	—

Net increase (decrease) in net assets resulting from operations	(587,040,782)	154,030,892	431,924	1,815,209

Equalization on shares issued and redeemed:	37,118,490	12,491,101	1,808,202	(101,556)

Distributions to shareholders from (Note 2):
Net investment income	(24,935,047)	(6,105,356)	(1,453,846)	(1,557,331)
Net realized gain on investments	(3,989,608)	(6,868,527)	—	—
Distribution in excess	—	—	—	—
Return of capital	—	—	—	—

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	2,054,806,596	773,224,206	35,847,627	594,678
Net increase (decrease) in net assets	1,475,959,649	926,772,316	36,633,907	751,000

Net assets at beginning of year	1,747,057,643	820,285,327	47,713,172	46,962,172
Net assets at end of year (including undistributed net investment income of
$30,057,441 and $16,669,109; and $472,381 and $1,733,565, respectively)	$3,223,017,292	$1,747,057,643	$84,347,079	$47,713,172

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Versatile Bond Portfolio		Aggressive Growth Portfolio
	Year ended	Year ended	Year ended	Year ended
	January 31, 2009	January 31, 2008	January 31, 2009	January 31, 2008

Operations:
Net investment income (loss)	$329,164	$447,514	$14,620	$(31,127)
Net realized gain (loss) on investments in securities	(13,207)	(236)	793,016	3,543,056
Net realized loss on investments other than securities	—	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(78,102)	86,472	(10,858,598)	(4,570,652)
Change in unrealized appreciation (depreciation) on translation of
assets and liabilities in foreign currencies	—	—	—	—

Net increase (decrease) in net assets resulting from operations	237,855	533,750	(10,050,962)	(1,058,723)

Equalization on shares issued and redeemed:	129,176	(80,064)	1,533	—

Distributions to shareholders from (Note 2):
Net investment income	(349,277)	(300,982)	(29,783)	—
Net realized gain on investments	—	—	(3,694,471)	(2,952,914)
Distribution in excess	—	—	(71,897)	—
Return of capital	—	—	(1,020,292)	—

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	2,657,784	(1,308,516)	2,974,002	(1,586,328)
Net increase (decrease) in net assets	2,675,538	(1,155,812)	(11,891,870)	(5,597,965)

Net assets at beginning of year	11,151,567	12,307,379	25,878,188	31,476,153
Net assets at end of year (including undistributed net investment income of
$330,085 and $455,445; and $— and $15,158, respectively)	$13,827,105	$11,151,567	$13,986,318	$25,878,188

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Quantity			Market Value
		GOLD ASSETS — 23.65% of Total Net Assets
275,084 Troy Oz.		Gold bullion (a)	$255,085,607
520,000 Coins		One-ounce gold coins (a)	498,032,600
100,000 Shares		SPDR Gold Trust (a)(b)	9,131,000

		Total Gold Assets (identified cost $627,564,367)	$762,249,207

		SILVER ASSETS — 5.64% of Total Net Assets
13,780,693 Troy Oz.		Silver bullion (a)	$173,085,506
379 Bags		Silver coins (a)	3,735,352
400,000 Shares		iShares Silver Trust (a)(b)	5,008,000

		Total Silver Assets (identified cost $195,408,254)	$181,828,858

Principal Amount
		SWISS FRANC ASSETS — 10.13% of Total Net Assets
CHF	985,392	Swiss francs in interest-bearing bank accounts	$848,379

CHF	36,000,000	3.250% Swiss Confederation Bonds, 02-11-09	$31,003,702
CHF	45,000,000	3.500% Swiss Confederation Bonds, 08-07-10	40,517,434
CHF	45,000,000	4.000% Swiss Confederation Bonds, 06-10-11	41,857,942
CHF	45,000,000	2.750% Swiss Confederation Bonds, 06-10-12	41,067,585
CHF	45,000,000	4.000% Swiss Confederation Bonds, 02-11-13	42,973,741
CHF	45,000,000	4.250% Swiss Confederation Bonds, 01-06-14	43,973,311
CHF	45,000,000	3.750% Swiss Confederation Bonds, 06-10-15	43,520,017
CHF	45,000,000	2.500% Swiss Confederation Bonds, 03-12-16	40,711,149
		Total Swiss Confederation bonds	$325,624,881

		Total Swiss Franc Assets (identified cost $326,857,710)	$326,473,260

Number of Shares
		STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
		NATURAL RESOURCE COMPANIES — 14.68% of Total Net Assets

		NATURAL RESOURCES — 8.60% of Total Net Assets
	500,000	BHP Billiton, Ltd. (c)	$18,770,000
	500,000	BP, p.l.c. (c)	21,235,000
	1,200,000	Cameco Corporation	19,824,000
	350,000	Chevron Corporation	24,682,000
	1,200,000	Companhia Vale do Rio Doce (c)	16,932,000
	500,000	ConocoPhillips	23,765,000
	300,000	Devon Energy Corporation	18,480,000
	900,000	Forest Oil Corporation (a)	13,500,000
	800,000	Freeport-McMoRan Copper & Gold, Inc	20,112,000
	1,300,000	Mariner Energy, Inc. (a)	12,870,000
	900,000	Patriot Coal Corporation (a)	4,617,000
	1,000,000	Peabody Energy Corporation	25,000,000
	750,000	Plains Exploration & Production Company (a)	15,840,000
	700,000	Weyerhaeuser Company	19,138,000
	600,000	XTO Energy, Inc.	22,254,000
			$277,019,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Number of Shares		Market Value
	REAL ESTATE — 6.08% of Total Net Assets
411,064	AvalonBay Communities, Inc.	$21,297,225
400,000	Boston Properties, Inc.	17,320,000
600,000	BRE Properties, Inc. Class A	15,234,000
1,300,000	Duke Realty Corporation	11,973,000
1,000,000	Equity One, Inc.	14,250,000
400,000	Federal Realty Investment Trust	20,252,000
1,000,000	Kimco Realty Corporation	14,380,000
900,000	Pennsylvania Real Estate Investment Trust	3,987,000
1,400,000	Prologis	14,014,000
200,000	Texas Pacific Land Trust	4,700,000
1,505,033	UDR, Inc.	17,654,038
100,000	Urstadt Biddle Properties, Inc.	1,330,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,479,000
400,000	Vornado Realty Trust	20,324,000
750,000	Washington Real Estate Investment Trust	17,857,500
		$196,051,763
	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $747,243,959)	$473,070,763

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 15.45% of Total Net Assets

	CHEMICALS — .90% of Total Net Assets
250,000	Air Products & Chemicals, Inc.	$12,575,000
3,000,000	Chemtura Corporation	2,250,000
400,000	Mosaic Company	14,268,000
		$29,093,000
	COMPUTER SOFTWARE — .79% of Total Net Assets
700,000	Autodesk, Inc. (a)	$11,592,000
900,000	Symantec Corporation (a)	13,797,000
		$25,389,000
	CONSTRUCTION — .80% of Total Net Assets
300,000	Fluor Corporation	$11,670,000
900,000	Ryland Group, Inc.	14,040,000
		$25,710,000
	DATA PROCESSING — .77% of Total Net Assets
600,000	Agilent Technologies, Inc. (a)	$10,848,000
400,000	Hewlett-Packard Company	13,900,000
		$24,748,000
	ELECTRICAL & ELECTRONICS — .71% of Total Net Assets
900,000	Intel Corporation	$11,610,000
1,000,000	National Semiconductor Corporation	10,140,000
3,000,000	Sanmina SCI Corporation (a)	990,000
		$22,740,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — .87% of Total Net Assets
750,000	CBS Corporation Class A	$4,335,000
600,000	Disney (Walt) Company	12,408,000
700,000	Viacom, Inc. Class A (a)	11,389,000
		$28,132,000
	FINANCIAL SERVICES — 1.96% of Total Net Assets
500,000	Bank of New York Mellon Corporation	$12,870,000
1,500,000	Janus Capital Group, Inc.	7,875,000
800,000	Morgan Stanley	16,184,000
900,000	Schwab (Charles) Corporation	12,231,000
600,000	State Street Corporation	13,962,000
		$63,122,000
	MANUFACTURING — 1.58% of Total Net Assets
800,000	Harley-Davidson, Inc.	$9,744,000
400,000	Illinois Tool Works, Inc.	13,064,000
800,000	Mattel, Inc.	11,352,000
162,000	NACCO Industries, Inc. Class A	5,182,380
8,000	NACCO Industries, Inc. Class B	255,920
300,000	Parker-Hannifin Corporation	11,463,000
		$51,061,300
	OIL & GAS — .68% of Total Net Assets
1,100,000	Frontier Oil Corporation	$15,708,000
3,000,000	Parker Drilling Company (a)	6,360,000
		$22,068,000
	PHARMACEUTICALS — 2.64% of Total Net Assets
300,000	Amgen, Inc. (a)	$16,455,000
300,000	Celgene Corporation (a)	15,885,000
250,000	Genentech, Inc. (a)	20,310,000
250,000	Genzyme Corporation (a)	17,230,000
300,000	Gilead Sciences, Inc. (a)	15,231,000
		$85,111,000
	RETAIL — .79% of Total Net Assets
300,000	Costco Wholesale Corporation	$13,509,000
1,500,000	Williams-Sonoma, Inc.	11,880,000
		$25,389,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Number of Shares		Market Value
	TELECOMMUNICATIONS — .87% of Total Net Assets
750,000	Juniper Networks, Inc. (a)	$10,620,000
500,000	Qualcomm, Inc.	17,275,000
		$27,895,000
	TRANSPORTATION — .68% of Total Net Assets
500,000	Alexander & Baldwin, Inc.	$11,020,000
600,000	Kansas City Southern (a)	10,896,000
		$21,916,000
	MISCELLANEOUS — 1.41% of Total Net Assets
200,000	Lockheed Martin Corporation	$16,408,000
500,000	Nucor Corporation	20,395,000
1,500,000	Temple-Inland, Inc.	8,505,000
		$45,308,000

	Total Aggressive Growth Stock Investments (identified cost $760,244,005	$497,682,300

Principal Amount
	DOLLAR ASSETS — 30.23% of Total Net Assets

	CORPORATE BONDS — .60% of Total Net Assets
$750,000	6.500% AFLAC, Inc., 04-15-09	$751,104
750,000	4.375% American Express Centurion Bank, 07-30-09	750,301
500,000	3.875% American General Finance Corporation, 10-01-09	415,625
500,000	4.000% Amgen, Inc., 11-18-09	509,590
500,000	7.150% Avon Products, Inc., 11-15-09	514,325
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	769,434
750,000	5.400% Boeing Capital Corporation, 11-30-09	763,965
1,500,000	4.375% Coca-Cola Enterprises, Inc., 09-15-09	1,523,016
750,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	777,434
1,500,000	5.500% Halliburton Company, 10-15-10	1,529,706
1,000,000	7.500% Honeywell International, Inc., 03-01-10	1,060,540
750,000	5.750% Illinois Tool Works, Inc., 03-01-09	753,426
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	509,841
500,000	8.000% NSTAR, 02-15-10	518,301
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,577,277
750,000	3.300% Pfizer, Inc., 03-02-09	752,067
1,500,000	8.750% Phillips Petroleum Company, 05-25-10	1,621,719
465,000	8.500% Procter & Gamble Company, 08-10-09	482,533
750,000	4.125% SBC Communications, Inc., 09-15-09	761,793
750,000	5.000% Stanley Works, 03-15-10	758,235
750,000	5.375% Target Corporation, 06-15-09	758,820
750,000	4.375% United Technologies Corporation, 05-01-10	771,317
750,000	4.000% Wal-Mart Stores, Inc., 01-15-10	768,549
		$19,398,918

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 29.63% of Total Net Assets
$80,000,000	United States Treasury bond strips (Principal only) 3.206%, 05-15-18 (d)	$59,537,498
80,000,000	United States Treasury bond strips (Principal only) 3.922%, 02-15-20 (d)	52,100,002
80,000,000	United States Treasury bonds 7.250%, 05-15-16	102,225,002
80,000,000	United States Treasury bonds 9.000%, 11-15-18	117,825,003
80,000,000	United States Treasury bonds 6.250%, 08-15-23	101,212,504
80,000,000	United States Treasury bonds 5.250%, 11-15-28	94,650,001
80,000,000	United States Treasury bonds 4.500%, 02-15-36	90,687,496
25,000,000	United States Treasury notes 4.000%, 09-30-09	25,583,984
25,000,000	United States Treasury notes 3.625%, 10-31-09	25,576,172
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,537,110
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,615,234
25,000,000	United States Treasury notes 2.000%, 02-28-10	25,375,000
25,000,000	United States Treasury notes 1.750%, 03-31-10	25,328,125
25,000,000	United States Treasury notes 2.125%, 04-30-10	25,484,375
25,000,000	United States Treasury notes 2.625%, 05-31-10	25,664,063
25,000,000	United States Treasury notes 2.875%, 06-30-10	25,789,063
25,000,000	United States Treasury notes 4.125%, 08-15-10	26,328,125
25,000,000	United States Treasury notes 4.250%, 10-15-10	26,507,812
25,000,000	United States Treasury notes 2.500%, 03-31-13	25,996,093
25,000,000	United States Treasury notes 4.250%, 11-15-13	28,046,875
		$955,069,537

	Total Dollar Assets (identified cost $924,733,818)	$974,468,455
	Total Portfolio — 99.78% of total net assets (identified cost $3,582,052,113) (e)	$3,215,772,843
	Other assets, less liabilities (.22% of total net assets)	7,244,449
	Net assets applicable to outstanding shares	$3,223,017,292

	Notes:
	(a) Non-income producing.
	(b) Exchange-Traded Fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 98.34% of Total Net Assets
$15,000,000	United States Treasury notes 4.750%, 02-28-09	$15,047,461
15,000,000	United States Treasury notes 4.500%, 03-31-09	15,101,367
15,000,000	United States Treasury notes 4.500%, 04-30-09	15,152,930
15,000,000	United States Treasury notes 4.875%, 05-31-09	15,220,898
15,000,000	United States Treasury notes 4.875%, 06-30-09	15,277,148
7,000,000	United States Treasury notes 4.625%, 07-31-09	7,146,016
	Total Portfolio — 98.34% of total net assets (identified cost $82,918,588) (a)	$82,945,820
	Other assets, less liabilities (1.66% of total net assets)	1,401,259
	Net assets applicable to outstanding shares	$84,347,079

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Principal Amount		Market Value
	CORPORATE BONDS — 95.36% of Total Net Assets

	BEVERAGES — 3.67% of Total Net Assets
$500,000	4.375% Coca-Cola Enterprises, Inc., 09-15-09	$507,672
		$507,672
	CHEMICALS — 7.92% of Total Net Assets
500,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	$518,289
544,000	7.500% Honeywell International, Inc., 03-01-10	576,934
		$1,095,223
	CONGLOMERATE/DIVERSIFIED — 3.72% of Total Net Assets
500,000	4.375% United Technologies Corporation, 05-01-10	$514,211
		$514,211
	COSMETICS & TOILETRIES — 3.72% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$514,325
		$514,325
	DATA PROCESSING — 3.80% of Total Net Assets
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	$525,759
		$525,759
	ELECTRIC UTILITIES — 3.75% of Total Net Assets
500,000	8.000% NSTAR, 02-15-10	$518,301
		$518,301
	FINANCIAL SERVICES — 18.75% of Total Net Assets
750,000	4.375% American Express Centurion Bank, 07-30-09	$750,301
520,000	3.875% American General Finance Corporation, 10-01-09	432,250
500,000	5.400% Boeing Capital Corporation, 11-30-09	509,310
375,000	7.375% Heller Financial, Inc., 11-01-09	390,076
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	509,841
		$2,591,778
	HOUSEHOLD PRODUCTS — 3.75% of Total Net Assets
500,000	8.500% Procter & Gamble Company, 08-10-09	$518,852
		$518,852
	INSURANCE — 9.14% of Total Net Assets
750,000	6.500% AFLAC, Inc., 04-15-09	$751,104
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	512,956
		$1,264,060
	MANUFACTURING — 7.29% of Total Net Assets
500,000	5.750% Illinois Tool Works, Inc., 03-01-09	$502,284
500,000	5.000% Stanley Works, 03-15-10	505,490
		$1,007,774

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Principal Amount		Market Value

	OIL & GAS — 11.51% of Total Net Assets
$500,000	5.500% Halliburton Company, 10-15-10	$509,902
1,000,000	8.750% Phillips Petroleum Company, 05-25-10	1,081,146
		$1,591,048
	PHARMACEUTICALS — 7.31% of Total Net Assets
500,000	4.000% Amgen, Inc., 11-18-09	$509,590
500,000	3.300% Pfizer, Inc., 03-02-09	501,378
		$1,010,968
	RETAIL — 7.36% of Total Net Assets
500,000	5.375% Target Corporation, 06-15-09	$505,880
500,000	4.000% Wal-Mart Stores, Inc., 01-15-10	512,366
		$1,018,246
	TELECOMMUNICATIONS — 3.67% of Total Net Assets
500,000	4.125% SBC Communications, Inc., 09-15-09	$507,862
		$507,862

	Total Corporate Bonds (identified cost $13,194,235)	$13,186,079

	UNITED STATES TREASURY SECURITIES — 6.65% of Total Net Assets
900,000	United States Treasury notes 4.625%, 07-31-09	$918,774

	Total United States Treasury Securities (identified cost $919,325)	$918,774
	Total Portfolio — 102.01% of total net assets (identified cost $14,113,560) (a)	$14,104,853
	Liabilities, less other assets (2.01% of total net assets)	(277,748)
	Net assets applicable to outstanding shares	$13,827,105

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 100.07% of Total Net Assets

	CHEMICALS — 5.70% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$402,400
50,000	Chemtura Corporation	37,500
10,000	Mosaic Company	356,700
		$796,600
	COMPUTER SOFTWARE — 6.75% of Total Net Assets
20,000	Autodesk, Inc. (a)	$331,200
40,000	Symantec Corporation (a)	613,200
		$944,400
	CONSTRUCTION — 3.62% of Total Net Assets
5,000	Fluor Corporation	$194,500
20,000	Ryland Group, Inc.	312,000
		$506,500
	DATA PROCESSING — 7.55% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$361,600
20,000	Hewlett-Packard Company	695,000
		$1,056,600
	ELECTRICAL & ELECTRONICS — 5.64% of Total Net Assets
40,000	Intel Corporation	$516,000
25,000	National Semiconductor Corporation	253,500
60,000	Sanmina SCI Corporation (a)	19,800
		$789,300
	ENTERTAINMENT & LEISURE — 4.70% of Total Net Assets
20,000	Disney (Walt) Company	$413,600
15,000	Viacom, Inc. Class A (a)	244,050
		$657,650
	FINANCIAL SERVICES — 11.56% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$514,800
30,000	Janus Capital Group, Inc.	157,500
15,000	Morgan Stanley	303,450
30,000	Schwab (Charles) Corporation	407,700
10,000	State Street Corporation	232,700
		$1,616,150

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2009

Number of Shares		Market Value
	MANUFACTURING — 10.08% of Total Net Assets
15,000	Harley-Davidson, Inc.	$182,700
15,000	Illinois Tool Works, Inc.	489,900
25,000	Mattel, Inc.	354,750
10,000	Parker-Hannifin Corporation	382,100
		$1,409,450
	OIL & GAS — 4.12% of Total Net Assets
30,000	Frontier Oil Corporation	$428,400
70,000	Parker Drilling Company (a)	148,400
		$576,800
	PHARMACEUTICALS — 21.20% of Total Net Assets
12,000	Amgen, Inc. (a)	$658,200
10,000	Celgene Corporation (a)	529,500
8,000	Genentech, Inc. (a)	649,920
9,000	Genzyme Corporation (a)	620,280
10,000	Gilead Sciences, Inc. (a)	507,700
		$2,965,600
	RETAIL — 4.07% of Total Net Assets
10,000	Costco Wholesale Corporation	$450,300
15,000	Williams-Sonoma, Inc.	118,800
		$569,100
	TELECOMMUNICATIONS — 4.72% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$141,600
15,000	Qualcomm, Inc.	518,250
		$659,850
	TRANSPORTATION — 3.05% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$154,280
15,000	Kansas City Southern (a)	272,400
		$426,680
	MISCELLANEOUS — 7.31% of Total Net Assets
7,000	Lockheed Martin Corporation	$574,280
10,000	Nucor Corporation	407,900
7,000	Temple-Inland, Inc.	39,690
		$1,021,870
	Total Portfolio — 100.07% of total net assets (identified cost $11,922,685) (b)	$13,996,550
	Liabilities, less other assets (.07% of total net assets)	(10,232)
	Net assets applicable to outstanding shares	$13,986,318

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

1. SIGNIFICANT ACCOUNTING POLICIES

     Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

     Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

     Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.

     Various inputs were used in determining the value of the Fund’s investments during the year ended January 31, 2009. These inputs are summarized in the following three broad levels:

     Level 1 – Quoted prices in active markets for identical assets

     The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

     Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.

     Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

     The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

     The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$762,249,207	$—	$—	$762,249,207
Silver assets	181,828,858	—	—	181,828,858
Swiss franc assets	848,379	325,624,881	—	326,473,260
Stocks of United States and foreign real
estate and natural resource companies	473,070,763	—	—	473,070,763
Aggressive growth stock investments	497,682,300	—	—	497,682,300
Dollar assets:
Corporate bonds	—	19,398,918	—	19,398,918
United States Treasury securities	955,069,537	—	—	955,069,537
Total Portfolio	$2,870,749,044	$345,023,799	$—	$3,215,772,843
	89.27%	10.73%	—%	100.00%

Treasury Bill Portfolio
United States Treasury securities	$82,945,820	$—	$—	$82,945,820
Total Portfolio	$82,945,820	$—	$—	$82,945,820
	100.00%	—%	—%	100.00%

Versatile Bond Portfolio
Corporate bonds	$—	$13,186,079	$—	$13,186,079
United States Treasury securities	918,774	—	—	918,774
Total Portfolio	$918,774	$13,186,079	$—	$14,104,853
	6.51%	93.49%	—%	100.00%

Aggressive Growth Portfolio
Aggressive growth stock investments	$13,996,550	$—	$—	$13,996,550
Total Portfolio	$13,996,550	$—	$—	$13,996,550
	100.00%	—%	—%	100.00%

      In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures regarding a fund’s derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, the Fund believes that adoption of FAS 161 will have no impact on its financial statements.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

Translation of foreign currencies

     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes. For the year ended January 31, 2009, investment income was earned as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Interest on:
Corporate bonds	$448,034	$—	$429,472	$—
Swiss franc assets	9,848,380	—	—	—
United States Treasury securities	31,572,565	957,207	2,363	32
Other investments	216,501	1,339	930	156
Dividends	24,623,426	—	—	277,950
Other income	28,691	—	—	—
	$66,737,597	$958,546	$432,765	$278,138

Federal taxes

     Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2009, pursuant to the requirements of the Code.

     As of January 31, 2009, the Fund’s Treasury Bill Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any. The Fund’s Permanent Portfolio had $692,753 in such capital loss carryforwards available, all of which expires on January 31, 2017, and the Fund’s Versatile Bond Portfolio had $100,914 in such capital loss carryforwards available, of which, $28,378, $58,566, $763 and $13,207 expire on January 31, 2014, January 31, 2015, January 31, 2016 and January 31, 2017, respectively. Additionally, net capital losses attributable to investment transactions that occur after October 31, if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

     During the year ended January 31, 2009, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $980,000, $20,000, $8,000 and $–, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

     In June 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions taken in such tax returns will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years (tax years ended January 31, 2006, 2007, 2008 and 2009, respectively) as of the effective date. Adoption of FIN 48 had no impact on the Fund’s financial statements.

Equalization

     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

     The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2. DISTRIBUTIONS TO SHAREHOLDERS

     On December 3, 2008, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio made distributions to shareholders of record on December 2, 2008 as follows: (i) Permanent Portfolio paid an ordinary income dividend per share of $.25, a short-term capital gain distribution per share of $.02 and a long-term capital gain distribution per share of $.02; (ii) Treasury Bill Portfolio paid an ordinary income dividend per share of $1.18; and (iii) Aggressive Growth Portfolio paid an ordinary income dividend per share of $.09, a long-term capital gain distribution per share of $11.77 and a return of capital distribution per share of $3.19. On December 17, 2008, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $1.79 to shareholders of record on December 16, 2008. The Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2009.

     The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$26,611,625	$1,453,846	$349,277	$29,783
Long-term capital gain †	2,313,030	—	—	3,766,368
Return of capital	—	—	—	1,020,292
	$28,924,655	$1,453,846	$349,277	$4,816,443

† Capital gain distribution pursuant to section 852(b)((3) of the Code.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

     On December 5, 2007, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.16 and $2.54, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.18 and $8.87, respectively, to shareholders of record on December 4, 2007. On December 19, 2007, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $1.72 to shareholders of record on December 18, 2007. The Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2008.

     The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$6,105,356	$1,557,331	$300,982	$—
Long-term capital gain †	6,868,527	—	—	2,952,914

	$12,973,883	$1,557,331	$300,982	$2,952,914

† Capital gain distribution pursuant to section 852(b)((3) of the Code.

      Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2009: (i) the Fund’s Permanent Portfolio reclassified $312,455 from accumulated net realized gain (loss) on investments to undistributed net investment income, $1,975,990 from accumulated net realized loss on foreign currency transactions to undistributed net investment income and $673,434 from undistributed net investment income to paid-in capital; (ii) the Fund’s Treasury Bill Portfolio reclassified $307,057 from undistributed net investment income to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $105,247 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $5 from accumulated net realized loss on investments to undistributed net investment income, to reflect such book and tax basis differences relating to shareholder distributions, short-term capital gains, net operating losses and excise taxes paid.

     As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$32,171,308	$474,273	$330,085	$—
Undistributed capital
loss carryforwards	(692,753)	—	(100,914)	—
Post October losses	(2,113,867)	—	—	(25,995)
Unrealized appreciation (depreciation) on investments and foreign currencies	(366,715,489)	27,232	(8,707)	2,073,865
	$(337,350,801)	$501,505	$220,464	$2,047,870

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

3. INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

     Pacific Heights Asset Management, LLC (“Pacific Heights”) serves as the Fund’s investment adviser under an investment advisory contract, dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives, before any waivers, annual investment advisory fees, which are calculated daily and paid monthly, based on the average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) all fees, costs and expenses relating to Fund investments, including brokerage commissions and interest on borrowings; (iii) all taxes payable by the Fund; (iv) the fees and expenses of the Fund’s directors; (v) the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4); and (vi) extraordinary expenses, as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

     During the year ended January 31, 2009, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights intends to continue these voluntary fee waivers at the same rates with respect to these Portfolios through calendar year 2009, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days’ written notice to the Fund.

     Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund. In addition to the benefits that result from being the sole owner of Pacific Heights, Mr. Cuggino  was paid $115,800 during the year ended January 31, 2009 for his service as the President, Secretary and a director of the Fund.

Annual Renewal of Investment Advisory Contract (Unaudited)

     The Contract was unanimously approved by the Fund’s Board of Directors (“Board”), including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), at an “in person” meeting held on December 5, 2008 (“Meeting”). Prior to the Meeting, the Independent Directors requested detailed information from Pacific Heights and the Fund’s Chief Compliance Officer (“CCO”) regarding the Fund’s Portfolios. In preparation for consideration of the Contract, the Board reviewed a variety of materials provided by Pacific Heights and the CCO, including a letter provided by Pacific Heights responding to a request from the Independent Directors for certain information pursuant to Section 15(c) of the 1940 Act, information prepared by the CCO comparing the performance and expenses of the Fund’s Portfolios to other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”), and information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for its determinations. The Independent Directors were assisted by independent legal counsel during their deliberations and received materials discussing the legal standards applicable to consideration of the Contract. In addition, the Independent Directors met in executive session with their independent legal counsel at which no representatives of Pacific Heights were present.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

     The Board reviewed the short-term and long-term performance of each Portfolio. As part of this review, the Board reviewed the material prepared by the CCO based on information provided by the independent consulting firm, Lipper, Inc. (“Lipper”), comparing the performance of each Portfolio to funds determined to be in each Portfolio’s relevant Peer Group for the one-, three-, five- and ten-year periods ended June 30, 2008 and the performance of each Portfolio against its respective benchmark index for the one-, three-, five- and ten-year periods ended September 30, 2008.

     The Board noted that the Permanent Portfolio’s performance exceeded the average performance of its Peer Group for each measurement period and exceeded its benchmark index for the three-, five- and ten-year periods. With respect to the Treasury Bill Portfolio, the Board noted that the Portfolio’s one-, three- and five-year performance had been above average for its Peer Group although its performance lagged its Peer Group for the ten-year period and its benchmark index for each measurement period. With respect to the Versatile Bond Portfolio, the Board noted that the Portfolio’s one-, three- and five-year performance also had been above average for its Peer Group although its performance lagged its Peer Group for the ten-year period and its benchmark index for each measurement period. With respect to the Aggressive Growth Portfolio, the Board noted that the Portfolio’s one- and three- year performance lagged the Peer Group average for those periods but was above average for the five- and ten-year periods. The Aggressive Growth Portfolio’s performance also lagged its benchmark indices for the three-year period but exceeded its benchmark indices for the one-, five- and ten-year periods.

     The Board also reviewed the Advisory Fee payable under the Contract. In considering the Advisory Fee for the Portfolios, the Board noted that the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolio. The Board noted the difficulty of comparing the Portfolios to non-unitary fee structure mutual funds. The Board also considered that the Advisory Fee has breakpoints that provide for a reduction of the applicable fee as assets under management increase. The Board noted that the Permanent Portfolio continues to exceed the third breakpoint in its fee structure because its assets exceed the third threshold. As part of its review, the Board reviewed the material prepared by the CCO based on information provided by Lipper, comparing: (i) each Portfolio’s overall expense ratio compared to its respective Peer Group; and (ii) the portion of the Advisory Fee allocable to Pacific Heights’ investment management fee and how it compared to investment management fees paid by the Peer Groups. In addition, the Board considered the gross Advisory Fee rate charged by Pacific Heights, as well as the effective Advisory Fee rate after taking into consideration the expense limitation arrangements in place for the Treasury Bill Portfolio and the Versatile Bond Portfolio. The Board received assurances from Pacific Heights that at least through the end of calendar year 2009, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets.

     The Board considered that the investment management fee and overall expense ratio of: (1) the Permanent Portfolio was slightly higher than the averages for the Peer Group; (2) the Treasury Bill Portfolio (after waivers) was higher than the averages for the Peer Group; (3) the Versatile Bond Portfolio (after waivers) was below the average for the Peer Group with respect to the investment management fee, but that its overall expense ratio was higher than the average for the Peer Group; and (4) the Aggressive Growth Portfolio was slightly higher than the averages for the Peer Group. The Board noted that with respect to the Treasury Bill Portfolio and Versatile Bond Portfolio, many of the funds in the Peer Group were larger in size. The Board also noted that many of the funds in the Peer Groups were part of very large fund groups that benefited from such fund groups’ ability to use economies of scale to lower expense ratios. After considering the data provided, the Board determined that the Advisory Fee was fair and reasonable.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

     Pacific Heights’ profitability was also considered. The Board reviewed material provided that compared Pacific Heights’ profitability for the year ended December 31, 2007 to that of certain publicly traded investment advisers. The Directors considered the methodology by which Pacific Heights’ profitability was determined. The Board recognized that Pacific Heights should be entitled to earn a reasonable level of profit for services it provides to the Fund and further recognized that such profits included amounts accruing to Mr. Cuggino (including amounts drawn by Mr. Cuggino during the year) as the sole member of Pacific Heights.

     The Board also considered the services provided by Pacific Heights under the Contract. Mr. Cuggino informed the Board that Pacific Heights: (1) had experienced no service issues; (2) had no personnel problems; and (3) had no negative change to its financial condition. The Board also discussed Pacific Heights’ disaster recovery and business continuity plans. In addition, the Board discussed portfolio trading and best execution.

     The Board also considered the activities currently performed and services provided to the Fund by Mr. Cuggino, who is also the principal officer of Pacific Heights. In particular, the Board considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.

     Based on the foregoing, the Board considered the following factors and reached the following conclusions:

      a) the nature, quality and extent of the investment advisory, administrative and other services (including the placement of portfolio transactions) to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over eighteen years, was qualified to provide such services, and that the personnel at Pacific Heights provides support for Mr. Cuggino in performing such duties;

      b) the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Groups, from which the Board concluded that the expenses and expense ratios of the Fund’s Portfolios were comparable to their Peer Groups;

      c) the performance of the Fund’s Portfolios compared to their Peer Groups and market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index and the performance of the other Portfolios was satisfactory as compared to those Portfolios’ Peer Groups and market indices;

      d) the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;

      e) the ability of Pacific Heights to continue providing investment advisory, administrative and other services (including placement of portfolio transactions) of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over eighteen years and the personnel at Pacific Heights;

      f) the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management, from which the Board concluded that the Fund’s Permanent Portfolio has achieved economies of scale that benefit shareholders, given that the Permanent Portfolio continues to exceed the third breakpoint in its fee structure because its assets exceed the third threshold; and

      g) the profitability of the Contract to Pacific Heights, from which the Board concluded that the profitability was fair and reasonable and sufficient for the financial stability of Pacific Heights.

      Based on the foregoing, the Board, including its Independent Directors, unanimously approved the continuance of the Contract.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

4. LONG TERM DISABILITY PLAN

     On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the year ended January 31, 2009.

5. PURCHASES AND SALES OF SECURITIES

     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2009:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$2,329,587,324	$—	$13,278,075	$756,657
Sales	732,861,474	—	9,872,233	2,516,645

6. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

     The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2009 for federal income tax purposes:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Aggregate gross unrealized appreciation of investments
with excess of value over tax cost:
Investments in securities of unaffiliated issuers	$65,546,484	$44,213	$104,125	$5,344,545
Investments other than securities	137,130,586	—	—	—
	202,677,070	44,213	104,125	5,344,545
Aggregate gross unrealized depreciation of investments
with excess of tax cost over value:
Investments in securities of unaffiliated issuers	(552,892,795)	(16,981)	(112,832)	(3,270,680)
Investments other than securities	(16,063,545)	—	—	—
	(568,956,340)	(16,981)	(112,832)	(3,270,680)
Net unrealized appreciation (depreciation) of investments	$(366,279,270)	$27,232	$(8,707)	$2,073,865

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2009

7. CAPITAL STOCK TRANSACTIONS

     Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2009 and 2008:

	Permanent Portfolio
	Year ended January 31, 2009		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold	106,277,378	$3,742,769,872	30,386,184	$1,046,534,776
Distributions reinvested	890,799	26,002,424	308,727	10,913,503
	107,168,177	3,768,772,296	30,694,911	1,057,448,279

Shares redeemed	(52,321,710)	(1,713,965,700)	(8,397,118)	(284,224,073)
Net increase	54,846,467	$2,054,806,596	22,297,793	$773,224,206

	Treasury Bill Portfolio
	Year ended January 31, 2009		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold	1,369,079	$90,636,952	244,351	$16,151,377
Distributions reinvested	20,242	1,341,204	21,190	1,401,700
	1,389,321	91,978,156	265,541	17,553,077

Shares redeemed	(848,122)	(56,130,529)	(256,640)	(16,958,399)
Net increase	541,199	$35,847,627	8,901	$594,678

	Versatile Bond Portfolio
	Year ended January 31, 2009		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold	134,274	$7,555,135	63,966	$3,647,200
Distributions reinvested	5,675	317,901	4,129	235,583
	139,949	7,873,036	68,095	3,882,783

Shares redeemed	(92,925)	(5,215,252)	(91,276)	(5,191,299)
Net increase (decrease)	47,024	$2,657,784	(23,181)	$(1,308,516)

	Aggressive Growth Portfolio
	Year ended January 31, 2009		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold	83,763	$4,502,553	44,492	$3,827,742
Distributions reinvested	156,633	4,620,668	33,807	2,707,647
	240,396	9,123,221	78,299	6,535,389

Shares redeemed	(115,021)	(6,149,219)	(95,645)	(8,121,717)
Net increase (decrease)	125,375	$2,974,002	(17,346)	$(1,586,328)

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$36.99	$32.89	$30.12	$26.29	$24.52

Income (loss) from investment operations:
Net investment income (1)(2)(3)(4)	.45	.46	.35	.12	.18
Net realized and unrealized gain (loss)
on investments and foreign currencies	(5.58)	3.98	2.73	3.96	2.13
Total income (loss) from
investment operations	(5.13)	4.44	3.08	4.08	2.31

Less distributions from:
Net investment income	(.25)	(.16)	(.06)	(.20)	(.15)
Net realized gain on investments	(.04)	(.18)	(.25)	(.05)	(.39)
Total distributions	(.29)	(.34)	(.31)	(.25)	(.54)

Net asset value, end of year	$31.57	$36.99	$32.89	$30.12	$26.29

Total return (5)	(13.82)%	13.53%	10.23%	15.57%	9.37%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$3,223,017	$1,747,058	$820,285	$382,025	$233,860

Ratio of expenses to average net assets	.84%	.95%	1.11%	1.35%	1.38%
Ratio of net investment income
to average net assets (2)(3)(4)	1.31%	1.31%	1.10%	.43%	.72%
Portfolio turnover rate	37.00%	37.46%	7.28%	.73%	6.29%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of
	net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income,
	the net investment income per share would have been $.11 during the year then ended.
(3)	The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net
	investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31, 2007. Without this other income, the
	net investment income per share would have been $.32 during the year then ended.
(4)	The recording as other income of the receipt of disgorged funds had the effect of increasing net investment income per share and the ratio of net
	investment income to average net assets by $.01 and .03%, respectively, during the year ended January 31, 2008. Without this other income, the
	net investment income per share would have been $.45 during the year then ended.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$69.02	$68.82	$67.50	$67.10	$66.19

Income from investment operations:
Net investment income (1)(2)(3)	.55	2.50	2.58	1.41	.91
Net realized and unrealized gain
on investments (4)	.05	.24	.03	.02	—
Total income from
investment operations	.60	2.74	2.61	1.43	.91

Less distributions from:
Net investment income	(1.18)	(2.54)	(1.29)	(1.03)	—
Total distributions	(1.18)	(2.54)	(1.29)	(1.03)	—

Net asset value, end of year	$68.44	$69.02	$68.82	$67.50	$67.10

Total return (5)	.87%	4.00%	3.88%	2.12%	1.39%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$84,347	$47,713	$46,962	$48,328	$51,768

Ratio of expenses to average net assets (2)	.74%	.88%	.92%	.92%	.98%
Ratio of net investment income
to average net assets (3)	.80%	3.63%	3.79%	2.10%	1.37%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2009
	and .50%, .50%, .50% and .50% for the years ended January 31, 2008, 2007, 2006 and 2005, respectively. Without this waiver, the net investment
	income per share would have been $.20 for the year ended January 31, 2009 and $2.16, $2.24, $1.08 and $.58 for the years then ended.
(3)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of
	net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income,
	the net investment income per share would have been $.15 during the year then ended.
(4)	Per share net realized and unrealized gains on investments may not correspond with the change in aggregate unrealized gains and losses
	in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the
Portfolio.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$60.02	$58.89	$57.42	$57.01	$58.88

Income from investment operations:
Net investment income (1)(2)	1.69	2.36	1.93	1.01	.57
Net realized and unrealized gain (loss)
on investments (3)	(.53)	.49	.24	.15	(.56)
Total income from
investment operations	1.16	2.85	2.17	1.16	.01

Less distributions from:
Net investment income	(1.79)	(1.72)	(.70)	(.74)	(1.13)
Net realized gain on investments	—	—	—	(.01)	(.75)
Total distributions	(1.79)	(1.72)	(.70)	(.75)	(1.88)

Net asset value, end of year	$59.39	$60.02	$58.89	$57.42	$57.01

Total return (4)	1.98%	4.87%	3.78%	2.04%	.02%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$13,827	$11,152	$12,307	$18,509	$18,758

Ratio of expenses to average net assets (2)	.89%	1.02%	.97%	.95%	1.01%
Ratio of net investment income
to average net assets	2.84%	3.96%	3.33%	1.76%	.99%
Portfolio turnover rate	88.01%	74.72%	78.90%	50.09%	75.72%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31,
	2009 and .37%, .37%, .37% and .38% for the years ended January 31, 2008, 2007, 2006 and 2005, respectively. Without this waiver, the net
	investment income per share would have been $1.47 for the year ended January 31, 2009 and $2.13, $1.72, $.80 and $.35 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses
	in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the
Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$74.31	$86.09	$110.71	$86.11	$80.46

Income (loss) from investment operations:
Net investment income (loss) (1)(2)	.03	(.08)	(.42)	(.11)	(.27)
Net realized and unrealized gain (loss)
on investments	(29.76)	(2.83)	7.83	25.61	9.86
Total income (loss) from
investment operations	(29.73)	(2.91)	7.41	25.50	9.59

Less distributions from:
Net investment income	(.09)	—	(.10)	—	—
Net realized gain on investments	(11.54)	(8.87)	(31.93)	(.90)	(3.94)
Distribution in excess	(.23)	—	—	—	—
Return of capital	(3.19)	—	—	—	—
Total distributions	(15.05)	(8.87)	(32.03)	(.90)	(3.94)

Net asset value, end of year	$29.53	$74.31	$86.09	$110.71	$86.11

Total return (3)	(39.97)%	(4.14)%	7.05%	29.64%	12.05%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$13,986	$25,878	$31,476	$52,125	$25,589

Ratio of expenses to average net assets	1.20%	1.39%	1.34%	1.41%	1.43%
Ratio of net investment income (loss)
to average net assets (2)	.07%	(.10)%	(.43)%	(.11)%	(.33)%
Portfolio turnover rate	3.44%	9.16%	1.97%	10.41%	1.90%

(1)	Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)	The recording as other income of previously advanced legal expenses had the effect of decreasing net investment loss per share and the ratio of
	net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the
	net investment loss per share would have been $(.49) during the year then ended.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
(Unaudited)

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
$20,827
$13,781
Permanent Portfolio
Citigroup 3-Month U.S. Treasury Bill Index*

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
(Unaudited)

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
$16,483
$13,714
Versatile Bond Portfolio
Citigroup AAA/AA 1-3 Year Corporate Bond Index*

*	The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Moody’s Investor Service, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Bond Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
(Unaudited)

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
$11,466
$10,566
$7,647
Aggressive Growth Portfolio
Dow Jones Industrial Average*
Standard & Poor's 500 Composite Stock Index*

*	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 38 for explanation of graphs and additional performance information.

This page intentionally left blank.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2009
(Unaudited)

     The graphs on pages 34 through 36 compare the initial account values and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same years in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a cash management portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.  If such fee were reflected, the returns would be less than those shown. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

     Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through January 31, 2009
						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception
Permanent Portfolio (Since 12/1/82)(1)(2)(3)
Return before taxes (4)	-13.82%	2.55%	6.39%	7.61%	6.44%	5.92%
Return after taxes on distributions	-14.07%	2.33%	6.12%	7.04%	5.74%	5.35%
Return after taxes on distributions and sale of fund shares	-8.95%	2.11%	5.43%	6.39%	5.29%	5.00%

Citigroup 3-Month U.S. Treasury Bill Index (7)(8)	1.52%	3.65%	3.08%	3.26%	3.88%	5.10%

Treasury Bill Portfolio (Since 5/26/87)(1)(5)(6)
Return before taxes (4)	.87%	2.91%	2.44%	2.38%	2.95%	3.61%
Return after taxes on distributions	.27%	2.27%	1.95%	1.57%	1.99%	2.81%
Return after taxes on distributions and sale of fund shares	.56%	2.20%	1.86%	1.57%	1.95%	2.67%

Citigroup 3-Month U.S. Treasury Bill Index (7)(8)	1.52%	3.65%	3.08%	3.26%	3.88%	4.50%

Versatile Bond Portfolio (Since 9/27/91)(6)
Return before taxes (4)	1.98%	3.54%	2.52%	3.21%	3.75%	3.84%
Return after taxes on distributions	.92%	2.70%	1.76%	2.09%	2.55%	2.77%
Return after taxes on distributions and sale of fund shares	1.28%	2.53%	1.72%	2.08%	2.49%	2.67%

Citigroup AAA/AA 1-3 Year Corporate Bond Index (7)(9)	2.80%	5.23%	3.77%	5.12%	5.52%	5.84%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes (4)	-39.97%	-14.91%	-2.20%	1.38%	6.80%	8.25%
Return after taxes on distributions	-42.36%	-17.64%	-4.42%	.02%	5.67%	7.28%
Return after taxes on distributions and sale of fund shares	-22.79%	-11.42%	-1.34%	1.39%	6.15%	7.53%

Standard & Poor’s 500 Composite Stock Index (7)(11)	-38.63%	-11.78%	-4.24%	-2.65%	5.60%	6.70%
Dow Jones Industrial Average (7)(10)	-34.90%	-7.40%	-2.98%	.55%	7.04%	8.17%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2009
(Unaudited)

(1)	Returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	Returns reflect other income recorded during the year ended January 31, 2007 related to the receipt of disgorged funds.

(3)	Returns reflect other income recorded during the year ended January 31, 2008 related to the receipt of disgorged funds.

(4)	Returns before taxes do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

(5)	Yield on the Fund’s Treasury Bill Portfolio for the seven days ended January 31, 2009, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 2.29%, and the effective yield was 2.31%.

(6)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended January 31, 2009, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 1.57% and 3.25%, respectively.

(7)	Returns reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(8)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(9)	The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(10)	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks.

(11)	The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 40-43 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Year ended January 31, 2009
(Unaudited)

     The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury securities and short-term corporate bonds. During the year ended January 31, 2009, the Portfolio experienced increases in the value of gold and its holdings of short- and long-term U.S. Treasury securities. These increases only partially offset the decrease in value of the Portfolio’s other holdings, including its positions in silver, its shares of U.S. and foreign real estate and natural resource companies, its shares in domestic growth companies and its Swiss franc denominated assets.  As a result, the Portfolio achieved a total return of -13.82% during the year ended January 31, 2009, as compared to 1.52% for the Citigroup 3-Month U.S. Treasury Bill Index and to an inflation rate as measured by the change in the consumer price index of .03% over the same period.

     Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

     The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2009.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Year ended January 31, 2009
(Unaudited)

     The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term U.S. Treasury securities. During the year ended January 31, 2009, the Portfolio achieved a total return of .87%, as compared to 1.52% for the Citigroup 3-Month U.S. Treasury Bill Index over the same period, and ordinarily maintained an average maturity of between sixty and ninety days.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of January 31, 2009.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Year ended January 31, 2009
(Unaudited)

     The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. During the year ended January 31, 2009, the Portfolio achieved a total return of 1.98%, as compared to 2.80% for the Citigroup AAA/AA 1-3 Year Corporate Bond Index over the same period, while maintaining an average maturity of between one hundred eighty and three hundred sixty-five days.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of January 31, 2009.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Year ended January 31, 2009
(Unaudited)

     The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of -39.97% during the year ended January 31, 2009, as compared to -34.90% for the Dow Jones Industrial Average and -38.63% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s investment performance relative to these indices is primarily due to the Portfolio’s investments and the timing of purchases and sales of those investments in relation to fluctuating market values.

     Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.

     The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2009.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2009
(Unaudited)

Expense Examples

     As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These Examples are based on an investment of $1,000 invested at July 31, 2008 and held for the entire six months ended January 31, 2009.

Actual Expenses

     The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended January 31, 2009” to estimate the expenses you paid on your account during the six months ended January 31, 2009.

Hypothetical Example for Comparison Purposes

     The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2009. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2009
(Unaudited)

			Expenses paid *
	Beginning	Ending	during six
	account value	account value	months ended
	July 31, 2008	January 31, 2009	January 31, 2009

PERMANENT PORTFOLIO
Actual	$1,000.00	$847.80	$3.81
Hypothetical (5% return before expenses)	1,000.00	1,021.01	4.17

TREASURY BILL PORTFOLIO
Actual	1,000.00	1,003.90	3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.46

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,013.90	4.25
Hypothetical (5% return before expenses)	1,000.00	1,020.91	4.27

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	607.90	3.92
Hypothetical (5% return before expenses)	1,000.00	1,020.26	4.93

*	Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .82%, the Treasury Bill Portfolio’s annualized expense ratio of .68%, the Versatile Bond Portfolio’s annualized expense ratio of .84% and the Aggressive Growth Portfolio’s annualized expense ratio of .97%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 184/366 (to reflect the one-half year period ended January 31, 2009).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION
(Unaudited)

Proxy Voting

     The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2008 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

     Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS
(Unaudited)

      All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation, removal or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND
Director	age 73

     Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER
Director	age 56

     Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE
Director	age 69

     President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *
Chairman, President,
Secretary & Director	age 46

     A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS *
Treasurer	age 54

     Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 to 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

ANDREW B. ROGERS
Chief Compliance Officer	age 39

     Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the manager of Fund Compliance Services, LLC, a provider of compliance and other related services to the mutual fund industry. He has also served as President of Gemini Fund Services, LLC since 2006 and as President of GemCom, LLC since 2004. From 2001 through 2005, Mr. Rogers served as Senior Vice President & Director of Administration of Gemini Fund Services, LLC.

* Considered to be an “interested person” within the meaning of the 1940 Act. Messrs. Cuggino and Andrews are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	ANNUAL REPORT January 31, 2009
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	4/09